UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

SALUDA GRADE MORTGAGE FUNDING LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of filing): __________________________________________
Commission File Number of securitizer: __________________________________________
Central Index Key Number of securitizer: __________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001831646

SALUDA GRADE ALTERNATIVE MORTGAGE TRUST 2022-SEQ2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Timothy Carr, 917-650-1093
Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SALUDA GRADE MORTGAGE FUNDING LLC

Date: March 15, 2022	By:	/s/ Timothy Carr
	Name:	Timothy Carr
	Title:	Senior Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

99.2	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative

Schedule 1 - Maxwell Exception Report

Schedule 2 - Maxwell Grading Report

Schedule 3 - Maxwell Valuation Report

Schedule 4 - Maxwell Data Integrity Summary

Schedule 5 - Maxwell Data Integrity Fields

99.3	Infinity IPS, Inc. (“Infinity”) Narrative

Schedule 1 - Infinity Individual Exception Report

Schedule 2 - Infinity Data Compare Report

Schedule 3 - Infinity Loan Level Exception Report

Schedule 4 - Infinity Rating Agency Grade Report

Schedule 5 - Infinity Valuation Report